Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	DREYFUS/LAUREL FUNDS, INC.
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Mar. 27, 2019
Document Effective Date	Mar. 29, 2019
Prospectus Date	Mar. 29, 2019
Class A Prospectus | General Money Market Fund, Inc. | Class A
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GTAXX
Class A Prospectus | General Treasury and Agency Money Market Fund | Class A
Prospectus:
Trading Symbol	DUIXX
Class A Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class A
Prospectus:
Trading Symbol	GTMXX
Class A Prospectus | General California Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GCAXX
Class A Prospectus | General New York AMT-Free Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GNMXX
Class A Prospectus | General New Jersey Municipal Money Market Fund, Inc. | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A
Prospectus:
Trading Symbol	DNJXX
Class B Prospectus | General Money Market Fund, Inc. | Class B
Prospectus:
Trading Symbol	GMBXX
Class B Prospectus | General Government Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GSBXX
Class B Prospectus | General Treasury Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GTBXX
Class B Prospectus | General Treasury and Agency Money Market Fund | Class B
Prospectus:
Trading Symbol	DABXX
Class B Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class B
Prospectus:
Trading Symbol	GBMXX
Class B Prospectus | General California Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GENXX
Class B Prospectus | General New York AMT-Free Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GNYXX
Dreyfus Class Prospectus | General Money Market Fund, Inc. | Dreyfus Class
Prospectus:
Trading Symbol	GMGXX
Dreyfus Class Prospectus | General Government Securities Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	GGDXX
Dreyfus Class Prospectus | General Treasury Securities Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	GTFXX
Dreyfus Class Prospectus | General Treasury and Agency Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	DUTXX